Acquisitions (Details Narrative) $ / shares in Units, $ in Thousands				3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 23, 2018 USD ($) $ / shares shares	Apr. 23, 2018 USD ($) $ / shares shares	Mar. 24, 2018 shares	Mar. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 13, 2017 $ / shares	Mar. 24, 2017 a
Acquisition of transaction cost						$ 600
Acquisition share price | $ / shares	$ 0.55	$ 0.55
Acquisition related costs				$ 755		$ 600	$ 1,003
Common Stock [Member]
Common stock issued for purchase of lithium properties, shares | shares						200,000	100,000
Alabama Graphite Corp. [Member]
Percentage of acquisition of outstanding securities	100.00%	100.00%
Total consideration	$ 8,900	$ 8,900
Common stock price per share | $ / shares	$ 0.08	$ 0.08
Debt instrument conversion price per share | $ / shares	$ 0.0016	$ 0.0016						$ 0.77809
Number of shares issued during period for acquisition | shares	232,504	11,625,210
Acquisition share price | $ / shares	$ 27.50	$ 27.50
Due from related party	$ 1,800	$ 1,800
Acquisition related costs					$ 1,900
Alabama Graphite Corp. [Member] | Common Stock [Member]
Acquisition of transaction cost	6,400	6,400
Alabama Graphite Corp. [Member] | Warrants and Options [Member]
Acquisition of transaction cost	$ 89	$ 89
Alabama Graphite Corp. [Member] | Options [Member]
Number of shares issued during period for acquisition | shares	7,280	364,000
Alabama Graphite Corp. [Member] | Warrant [Member]
Number of shares issued during period for acquisition | shares	42,888	2,144,378
Alabama Graphite Corp. [Member] | A [L]
Percentage of acquisition of outstanding securities	100.00%	100.00%
Total consideration	$ 2,400	$ 2,400
Lithium Holdings Nevada LLC [Member]
Area of unpatented mining claims | a									3,000
Area of land | a									14,200
Common stock issued for purchase of lithium properties, shares | shares			200,000
Percentage of NSR royalty			1.00%